UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,				and Date of Signing
John M. Day			Raleigh, North Carolina		February 12, 2008

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  19
Form 13F Information Table Value Total: $250,038

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED  NONE

Archer-Daniels-Midland Co           COM  039483102    $9,286   200,000 SH      SOLE                     200,000       0     0
American Express                    COM  025816109   $18,056   347,097 SH      SOLE                     346,187       0   910
Capital One Financial Cor           COM  14040H105    $8,646   182,938 SH      SOLE                     181,968       0   970
Carrols Restaurant Group            COM  14574X104    $1,160   121,075 SH      SOLE                     120,775       0   300
CVS Corp                            COM   126650100  $41,463 1,043,100 SH      SOLE                   1,043,100       0     0
Diamond Foods Inc                   COM   252603105  $19,666   917,686 SH      SOLE                     915,642       0 2,044
Equifax Inc                         COM   294429105  $10,421   286,630 SH      SOLE                     285,659       0   971
Glacier Bancorp Inc New             COM  37637Q105    $4,230   225,723 SH      SOLE                     225,000       0   723
HHGregg Inc                         COM  42833L108   $10,767   782,545 SH      SOLE                     779,030       0 3,515
Lifetime Brands Inc                 COM  53222Q103   $12,649   974,461 SH      SOLE                     972,171       0 2,290
Mortons Restaurant Grp In           COM   619430101  $15,156 1,624,456 SH      SOLE                   1,620,939       0 3,517
Petmed Express Inc                  COM   716382106   $3,213   265,554 SH      SOLE                     264,873       0   681
Prosperity Bancshares Inc           COM   743606105   $6,556   223,073 SH      SOLE                     223,073       0     0
Ruths Chris Steak Hse Inc           COM   783332109  $17,535 1,961,486 SH      SOLE                   1,957,177       0 4,309
Staples Inc                         COM   855030102  $18,629   807,494 SH      SOLE                     805,794       0 1,700
Sysco Corp                          COM   871829107   $9,441   302,500 SH      SOLE                     301,000       0 1,500
Tempur-Pedic Internationa           COM  88023U101   $21,585   831,129 SH      SOLE                     829,827       0 1,302
Wachovia Corp                       COM   929903102  $13,000   341,850 SH      SOLE                     340,500       0 1,350
Wells Fargo & Company               COM   949746101   $8,579   284,105 SH      SOLE                     283,179       0   926

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